SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Changes in Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	137,666	3.130	33.07	-
Granted	897,750	2.885	-	-
Exercised	(16,666)	2.361	-	-
Expired	(43,000)	3.2	-	-

Outstanding as of December 31, 2024	975,750	2.915	67.58	512.61

Exercisable as of December 31, 2024	54,667	3.247	22.38	10.55

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	975,750	2.915	67.58	512.61
Granted	33,250	4.160	-	-
Exercised	(5,000)	3.277	-	-
Expired	(8,000)	3.073	-	-

Outstanding as of December 31, 2025	996,000	2.953	56.70	1,869

Exercisable as of December 31, 2025	364,255	2.955	51.47	683

Schedule of Stock Options Outstanding
Number of options outstanding as of December 31, 2025	Exercise price	Weighted average remaining contractual life (in months)	Number of options exercisable as of December 31, 2025

897,750	2.89	59.41	299,255
65,000	3.28	14.94	65,000
33,250	4.16	65.10	-

996,000		56.70	364,255